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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05
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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


           VAN KAMPEN REAL ESTATE SECURITIES FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


                                                                                                     NUMBER OF
           DESCRIPTION                                                                                 SHARES         VALUE
           COMMON AND PREFERRED STOCKS    97.2%
           DIVERSIFIED    4.2%
           Capital Automotive, Inc.                                                                     27,350    $  1,058,718
           Forest City Enterprises, Inc.                                                               213,970       8,152,257
           Spirit Financial Corp.                                                                      194,500       2,188,125
           Vornado Realty Trust                                                                        196,425      17,014,333
                                                                                                                  -------------
                                                                                                                    28,413,433
                                                                                                                  -------------
           HEALTHCARE    3.3%
           Health Care Property Investors, Inc.                                                        178,380       4,814,476
           LTC Properties, Inc.                                                                         51,300       1,087,560
           OMEGA Healthcare Investors, Inc.                                                            224,890       3,130,469
           Senior Housing Property Trust                                                               612,400      11,635,600
           Sunrise Senior Living Real Estate Investment Trust (Canada) (CAD)                               400           4,652
           Universal Health Realty Income Trust                                                         25,670         853,527
           Windrose Medical Properties Trust                                                            37,125         567,270
                                                                                                                  -------------
                                                                                                                    22,093,554
                                                                                                                  -------------
           INDUSTRIAL    5.0%
           AMB Property Corp.                                                                          444,610      19,962,989
           ProLogis Trust                                                                              306,507      13,581,327
                                                                                                                  -------------
                                                                                                                    33,544,316
                                                                                                                  -------------
           LODGING/RESORTS    14.3%
           Hilton Hotels Corp.                                                                       1,339,039      29,887,350
           Host Marriott Corp.                                                                       1,735,810      29,335,189
           Interstate Hotels & Resorts, Inc. (a)                                                       104,548         486,148
           Legacy Hotels Real Estate Investment Trust (Canada) (CAD)                                   325,800       1,961,807
           Lodgian, Inc. (a)                                                                           115,000       1,178,750
           Meristar Hospitality Corp. (a)                                                              416,510       3,802,736
           Starwood Hotels & Resorts Worldwide, Inc.                                                   511,286      29,230,221
                                                                                                                  -------------
                                                                                                                    95,882,201
                                                                                                                  -------------
           OFFICE    22.9%
           Arden Realty, Inc.                                                                          419,100      17,254,347
           Beacon Capital Partners, Inc. (a) (b) (c)                                                   177,900         536,306
           Boston Properties, Inc.                                                                     439,475      31,158,777
           Brandywine Realty Trust                                                                     181,655       5,647,654
           Brookfield Properties Corp. (Canada)                                                      1,174,733      34,619,382


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
           Equity Office Properties Trust                                                              475,682      15,559,558
           Highwoods Properties, Inc.                                                                   24,500         722,995
           Kilroy Realty Corp.                                                                           6,940         388,848
           Liberty Property Trust                                                                        5,100         216,954
           Mack-Cali Realty Corp.                                                                      303,410      13,635,245
           Prentiss Properties Trust                                                                   123,640       5,019,784
           PS Business Parks, Inc.                                                                     122,700       5,619,660
           Reckson Associates Realty Corp.                                                             314,390      10,862,174
           SL Green Realty Corp.                                                                       144,810       9,873,146
           Trizec Properties, Inc.                                                                     142,050       3,275,673
                                                                                                                  -------------
                                                                                                                   154,390,503
                                                                                                                  -------------
           OTHER    0.3%
           Atlantic Gulf Communities Corp. (a) (b) (c)                                                 131,004               0
           Atlantic Gulf Communities Corp. - Convertible Preferred Ser B (a) (b) (c)                    30,570               0
           Atlantic Gulf Communities Corp. - Preferred Ser B, 144A - Private
           Placement (a) (b) (c) (d)                                                                    43,609               0
           Broadreach Group, Ltd. (a) (b) (c)                                                        2,110,573       2,110,573
                                                                                                                  -------------
                                                                                                                     2,110,573
                                                                                                                  -------------
           RESIDENTIAL APARTMENTS    17.6%
           American Campus Communities, Inc.                                                            91,380       2,194,948
           Amli Residential Properties Trust                                                            71,900       2,305,833
           Apartment Investment & Management Co., Class A                                               26,370       1,022,629
           Archstone-Smith Trust                                                                       712,160      28,393,819
           Avalonbay Communities, Inc.                                                                 391,990      33,593,543
           BRE Properties, Inc.                                                                        143,345       6,378,853
           Equity Residential Properties Trust                                                         466,698      17,664,519
           Essex Property Trust, Inc.                                                                  154,480      13,903,200
           Gables Residential Trust                                                                     59,030       2,576,660
           Post Properties, Inc.                                                                       281,600      10,489,600
                                                                                                                  -------------
                                                                                                                   118,523,604
                                                                                                                  -------------
           RESIDENTIAL MANUFACTURED HOMES    1.2%
           Equity Lifestyle Properties, Inc.                                                           183,250       8,246,250
                                                                                                                  -------------

           RETAIL REGIONAL MALLS    14.2%
           General Growth Properties, Inc.                                                              68,690       3,086,242
           Macerich Co.                                                                                262,860      17,070,128
           Simon Property Group, Inc.                                                                  829,601      61,490,026
           Simon Property Group, Inc. - Convertible Preferred (a)                                        7,215         455,267
           Taubman Centers, Inc.                                                                       423,545      13,426,377
                                                                                                                  -------------
                                                                                                                    95,528,040
                                                                                                                  -------------
           RETAIL STRIP CENTERS    8.1%
           Acadia Realty Trust                                                                         164,020       2,950,720
           Cedar Shopping Centers, Inc.                                                                 72,100       1,043,287
           Developers Diversified Realty Corp.                                                          62,000       2,895,400
           Federal Realty Investment Trust                                                             342,550      20,871,572


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
           Heritage Property Investment Trust                                                           85,325       2,986,375
           Pan Pacific Retail Properties, Inc.                                                          16,670       1,098,553
           Ramco-Gershenson Properties Trust                                                            20,300         592,557
           Regency Centers Corp.                                                                       388,795      22,336,273
                                                                                                                  -------------
                                                                                                                    54,774,737
                                                                                                                  -------------
           SELF STORAGE    5.7%
           Public Storage, Inc.                                                                        316,244      21,188,348
           Shurgard Storage Centers, Inc., Class A                                                     310,809      17,364,899
                                                                                                                  -------------
                                                                                                                    38,553,247
                                                                                                                  -------------
           SPECIALTY     0.4%
           Correctional Properties Trust                                                                80,800       2,376,328
                                                                                                                  -------------
           TOTAL LONG-TERM INVESTMENTS    97.2%
              (Cost $414,498,923)                                                                                  652,060,458

           REPURCHASE AGREEMENT    2.5%
           State Street Bank & Trust Co. ($16,649,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of
           3.65%, dated 09/30/05, to be sold on 10/03/05 at $16,654,064)
           (Cost $16,649,000)                                                                                       16,649,000
                                                                                                                  -------------
           TOTAL INVESTMENTS    99.7%
              (Cost $431,147,923)                                                                                  668,709,458

           FOREIGN CURRENCY    0.0%
              (Cost $40)                                                                                                    43

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.3%                                                             1,885,988
                                                                                                                  -------------
           NET ASSETS    100.0%                                                                                   $670,595,489
                                                                                                                  -------------

           Percentages are calculated as a percentage of net assets.


(a) Non-income producing security as this stock currently does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)      Security has been deemed illiquid.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CAD      - Canadian Dollar
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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005